Trade receivebles - Movement table bad debt reserve (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Overview of impairment changes to receivables [abstract]
Beginning of period	€ (1,532)	€ (1,873)	€ (990)
Addition	(852)	(141)	(1,284)
Usage	301	131	182
Reversal	608	351	219
End of period	€ (1,475)	€ (1,532)	€ (1,873)